Financing Arrangements - Revolving credit facility (Details)	Dec. 21, 2017 USD ($)	Feb. 03, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revolving Credit Facility [Member]
Financing Arrangements
Debt issuance costs	$ 437,500	$ 1,075,187
Increase in borrowing capacity	$ 50,000,000
Leverage ratio threshold	2.00
Debt instrument term		5 years
Amount outstanding			$ 0	$ 0
Aggregate borrowing capacity		$ 30,000,000
Availability under the facility			50,000,000
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent	2.75%
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent	2.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent	3.75%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent	3.25%
Swingline Loan [Member]
Financing Arrangements
Aggregate borrowing capacity		5,000,000
Letter of Credit [Member]
Financing Arrangements
Amount outstanding			$ 0	$ 0
Aggregate borrowing capacity		$ 5,000,000